CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net income	$ 34	$ 254	$ 182	$ 419
Items that will not be reclassified subsequently to profit or loss:
Marketable securities	38	0	46	29
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(21)	(4)	(2)	(12)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	(1)	0	(1)	0
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	(5)	0	28	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	21	(4)	15	17
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	115	115	(1,720)	233
Other comprehensive income, before tax, cash flow hedges	(16)	(42)	(265)	(55)
Other comprehensive income, before tax, hedges of net investments in foreign operations	(4)	(6)	130	(29)
Taxes on the above items	10	5	50	12
Equity accounted investments	(72)	(40)	34	(72)
Other comprehensive income that will be reclassified to profit or loss, net of tax	33	32	(1,771)	89
Total other comprehensive income (loss)	54	28	(1,756)	106
Comprehensive income	88	282	(1,574)	525
Attributable to:
Limited partners	(56)	29	(589)	26
General partner	45	39	88	77
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	(25)	12	(248)	11
Comprehensive Income (Loss), Portion Attributable to Noncontrolling interest, Limited Partnerships, Class A shares of Brookfield Infrastructure Corporation	(8)	0	(9)	0
Comprehensive Income (Loss), Portion Attributable To Non-controlling Interest, Exchange LP Units	0	0	(2)	0
Interest of others in operating subsidiaries	$ 132	$ 202	$ (814)	$ 411